Restructuring Charges and Other Costs Associated with Acquisitions and Cost-Reduction/Productivity Initiatives - Narrative (Detail) - USD ($) $ in Millions		12 Months Ended			36 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Sep. 03, 2018
Restructuring Cost and Reserve [Line Items]
Integration costs	[1]	$ 305	$ 441	$ 219
Business Integration Costs [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges incurred		137
Enterprise-wide Cost Reduction/Productivity Plan [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges incurred		348
Expected cost		$ 1,100
Percentage of non-cash restructuring charges expected		20.00%
Enterprise-wide Cost Reduction/Productivity Plan [Member] | Manufacturing Plant Network Optimization [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring cost incurred to date		$ 197
Expected cost		800
Enterprise-wide Cost Reduction/Productivity Plan [Member] | Centralization of Corporate and Platform Functions [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring cost incurred to date		151
Expected cost		300
Hospira [Member]
Restructuring Cost and Reserve [Line Items]
Expected integration costs, period				3 years
Hospira [Member] | Return of Acquired Rights [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges incurred				$ 215
Hospira [Member] | Business Integration Costs [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges incurred		$ 319
Forecast [Member] | Hospira [Member]
Restructuring Cost and Reserve [Line Items]
Integration costs					$ 1,000

[1]	Integration costs represent external, incremental costs directly related to integrating acquired businesses, and primarily include expenditures for consulting and the integration of systems and processes. In 2017, integration costs primarily relate to our acquisitions of Hospira and Medivation, as well as a net gain of $12 million related to the settlement of the Hospira U.S. qualified defined benefit pension plan (see Note 11). In 2016, integration costs primarily relate to our acquisition of Hospira and the terminated transaction with Allergan. Integration costs in 2015 represent external incremental costs directly related to our acquisition of Hospira.